Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings Per Share

Note 28. Earnings Per Share

Year ended December 31, 2025	Net earnings	Weighted average shares outstanding	Per share

Basic	$64	122,866,038	$0.52

Dilutive effect of stock option conversion	-	190,185	-

Diluted	$64	123,056,223	$0.52

Year ended December 31, 2024	Net Earnings	Weighted average shares outstanding	Per share

Basic	$32	124,023,920	$0.26

Dilutive effect of stock option conversion	-	140,351	-

Diluted	$32	124,164,271	$0.26